Intangible Assets, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 22,845,172
Accumulated amortization	(3,417,992)
Intangible assets, net	19,427,180		$ 21,173,403
Amortization of intangible assets	1,129,660	$ 992,635
Net exchange difference	(810,609)
Annual amortization expense for 2027	2,259,321
Annual amortization expense for 2028	2,259,321
Annual amortization expense for 2029	2,259,321
Annual amortization expense for 2030	2,259,321
Annual amortization expense for 2031	$ 2,259,321
Weighted-average amortization period	15 years 3 months 18 days
Brand [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 306,723
Accumulated amortization	(36,374)
Intangible assets, net	270,349		290,959
Customer Relationship [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	11,832,403
Accumulated amortization	(783,413)
Intangible assets, net	11,048,990		11,656,130
Order Backlog [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	9,755,803
Accumulated amortization	(2,431,054)
Intangible assets, net	7,324,749		8,366,621
Favorable Contract [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	919,442
Accumulated amortization	(155,897)
Intangible assets, net	763,545		839,535
Concessions [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	30,801
Accumulated amortization	(11,254)
Intangible assets, net	$ 19,547		$ 20,158